INCOME TAXES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Components of net loss before income taxes consists of the following:
U.S.	$ 0	$ 0	$ 0
Canada	(2,464,747)	(1,451,769)	(937,059)
Net loss before recovery of income taxes	$ (2,464,747)	$ (1,451,769)	$ (937,059)
Statutory rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (653,158)	$ (384,719)	$ (248,321)
Other basis adjustment	(29,109)	(6,966)	(8,576)
Non-deductible expenses	193,305	148,936	(38,493)
Change in valuation allowance	488,962	242,749	295,390
Recovery of income taxes	$ 0	$ 0	$ 0